S000055811 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	109 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.75%	13.87%	14.89%
Performance Inception Date			Dec. 13, 2016
MSCI USA Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.06%	15.71%	19.65%
Performance Inception Date			Dec. 13, 2016
Nuveen ESG USA Large-Cap Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.50%	13.42%	18.42%
Performance Inception Date			Dec. 13, 2016
Nuveen ESG Large-Cap Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent	14.12%	13.07%	18.02%
Performance Inception Date			Dec. 13, 2016
Nuveen ESG Large-Cap Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.06%	12.61%	17.39%
Performance Inception Date			Dec. 13, 2016
Nuveen ESG Large-Cap Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.36%	10.27%	14.99%
Performance Inception Date			Dec. 13, 2016